United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Fiscal year ended 11/30/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated International
Bond Fund

Established 1991

A Portfolio of Federated International Series, Inc.

ANNUAL SHAREHOLDER REPORT

November 30, 2008

Class A Shares
Class B Shares
Class C shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.73	$11.12	$10.86	$12.63	$11.76
Income From Investment Operations:
Net investment income	0.25 [1]	0.22 [1]	0.21 [1]	0.24 [1]	0.27 [1]
Net realized and unrealized gain (loss) on investments, options, foreign currency transactions and futures contracts	(0.38)	0.55	0.51	(1.30)	1.36
TOTAL FROM INVESTMENT OPERATIONS	(0.13)	0.77	0.72	(1.06)	1.63
Less Distributions:
Distributions from net investment income	(0.61)	(0.16)	(0.46)	(0.71)	(0.76)
Net Asset Value, End of Period	$10.99	$11.73	$11.12	$10.86	$12.63
Total Return [2]	(1.08)%	7.09%	6.85%	(8.88)%	14.59%

Ratios to Average Net Assets:
Net expenses	0.89%	0.90%	0.90%	0.81%	0.90%
Net investment income	2.16%	2.04%	1.93%	2.05%	2.36%
Expense waiver/reimbursement [3]	0.86%	0.85%	0.75%	0.76%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$73,468	$73,721	$119,489	$118,261	$101,956
Portfolio turnover	72%	63%	95%	76%	80%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.43	$10.84	$10.58	$12.32	$11.51
Income From Investment Operations:
Net investment income	0.16 [1]	0.14 [1]	0.13 [1]	0.14 [1]	0.19 [1]
Net realized and unrealized gain (loss) on investments, options, foreign currency transactions and futures contracts	(0.37)	0.53	0.49	(1.26)	1.32
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	0.67	0.62	(1.12)	1.51
Less Distributions:
Distributions from net investment income	(0.52)	(0.08)	(0.36)	(0.62)	(0.70)
Net Asset Value, End of Period	$10.70	$11.43	$10.84	$10.58	$12.32
Total Return [2]	(1.83)%	6.26%	6.02%	(9.60)%	13.80%

Ratios to Average Net Assets:
Net expenses	1.62%	1.62%	1.62%	1.62%	1.62%
Net investment income	1.44%	1.29%	1.21%	1.24%	1.64%
Expense waiver/reimbursement [3]	0.65%	0.66%	0.58%	0.50%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,456	$8,456	$11,529	$14,326	$17,727
Portfolio turnover	72%	63%	95%	76%	80%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2008	2007	2006	2005	2004 2004
Net Asset Value, Beginning of Period	$11.38	$10.79	$10.54	$12.29	$11.50
Income From Investment Operations:
Net investment income	0.16 [1]	0.14 [1]	0.13 [1]	0.14 [1]	0.18 [1]
Net realized and unrealized gain (loss) on investments, options, foreign currency transactions and futures contracts	(0.37)	0.53	0.49	(1.26)	1.32
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	0.67	0.62	(1.12)	1.50
Less Distributions:
Distributions from net investment income	(0.52)	(0.08)	(0.37)	(0.63)	(0.71)
Net Asset Value, End of Period	$10.65	$11.38	$10.79	$10.54	$12.29
Total Return [2]	(1.80)%	6.29%	5.97%	(9.60)%	13.74%

Ratios to Average Net Assets:
Net expenses	1.62%	1.62%	1.62%	1.62%	1.62%
Net investment income	1.42%	1.30%	1.21%	1.24%	1.64%
Expense waiver/reimbursement [3]	0.66%	0.65%	0.58%	0.50%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,855	$24,806	$31,149	$36,432	$36,885
Portfolio turnover	72%	63%	95%	76%	80%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 946.60	$4.38
Class B Shares	$1,000	$ 941.90	$7.86
Class C Shares	$1,000	$ 942.50	$7.87
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.50	$4.55
Class B Shares	$1,000	$1,016.90	$8.17
Class C Shares	$1,000	$1,016.90	$8.17

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.90%
Class B Shares	1.62%
Class C Shares	1.62%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value (NAV), for the 12-month reporting period ended November 30, 2008 was (1.08)% for Class A Shares, (1.83)% for Class B Shares and (1.80)% for Class C Shares. The total return of the J.P. Morgan (ex-U.S.) Government Index ("JPMGXUS") 1 was 2.26% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the JPMGXUS.

The following discussion will focus on the performance of the fund's Class A Shares. During the period, the most significant factors affecting the fund's performance relative to the JPMGXUS were: (1) the allocation of the portfolio among similar securities denominated in different currencies (referred to as "currency"); 2 (2) the selection of securities that pay the highest income (referred to as yield); 3 and (3) selecting securities in sectors other than government bonds (credit). Currency and yield decisions contributed positively to performance relative to the benchmark, while holdings of non-government bonds (credit exposure) was a negative contributor to relative performance.

CURRENCY

The fund was invested in at least 10 different currencies during the reporting period. The most important currency position relative to the benchmark was an overweight Japanese yen position and an underweight Euro position. The Euro appreciated versus the dollar through the summer of 2008 but has rapidly depreciated since then, ending the reporting period at (13.5)%. On the other hand, the yen was up 16.5% over the same period. This position contributed positively to the total return of the fund. While other currency positions had an impact on relative performance, the yen position was by far the most significant.

1 The JPMGXUS is the standard unmanaged foreign securities index representing major government bond markets. Investments cannot be made directly in an index.

2 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

YIELD

Countries in the JPMGXUS have different yield curves with yields ranging between 0.25% and 7.0%. The fund's allocation to different yield curves and different bonds within the local markets contributed positively to performance relative to the benchmark. Exposure in Euro-land (countries that use the Euro as currency), Japan, Sweden, Norway and the United Kingdom added to the relative yield of the fund.

CREDIT

During the reporting period the fund had exposure to high-quality, investment grade corporate bonds while the benchmark is comprised of 100% government bonds. The global financial downturn which influenced all markets during the past year, led to the underperformance of corporate bonds versus government bonds. The fund's relatively small exposure to some highly rated ("AAA" to "A") financial corporate bonds had a large negative contribution to returns relative to the benchmark.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated International Bond Fund (Class A Shares) (the "Fund") from November 30, 1998 to November 30, 2008, compared to the J.P. Morgan (ex-U.S.) Government Index (JPMGXUS). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2008
1 Year	(5.51)%
5 Years	2.46%
10 Years	2.87%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPMGXUS is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated International Bond Fund (Class B Shares) (the "Fund") from November 30, 1998 to November 30, 2008, compared to the J.P. Morgan (ex-U.S.) Government Index (JPMGXUS). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2008
1 Year	(6.98)%
5 Years	2.27%
10 Years	2.75%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPMGXUS is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated International Bond Fund (Class C Shares) (the "Fund") from November 30, 1998 to November 30, 2008, compared to the J.P. Morgan (ex-U.S.) Government Index (JPMGXUS). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2008
1 Year	(2.74)%
5 Years	2.61%
10 Years	2.59%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPMGXUS is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At November 30, 2008, the Fund's issuer country and currency exposure composition 1 were as follows:

Country	Country Exposure as a Percentage of Total Net Assets	[2]	Currency Exposure as a Percentage of Total Net Assets	[3]
Japan	20.2%		41.2%
Austria	12.6%		--
Germany	11.2%		--
Italy	9.9%		--
France	9.6%		--
United Kingdom	6.4%		7.6%
Netherlands	4.8%		--
United States [4]	4.3%		--
Supranational	4.1%		--
Canada	3.7%		3.7%
Ireland	3.1%		--
Sweden	3.0%		3.0%
Cayman Islands	2.6%		--
Luxembourg	2.2%		--
Denmark	0.8%		1.7%
Australia	0.4%		0.4%
Euro	--		41.3%
Cash Equivalents [5]	0.3%		0.3%
Derivative Contracts [6]	0.0%	[7]	0.0%	[7]
Other Assets and Liabilities--Net [8]	0.8%		0.8%
TOTAL	100.0%		100.0%

1 Unless otherwise noted below, this table does not give effect to the impact of derivative contract instruments owned by the Fund. More complete information regarding the Fund's investment in derivative contracts can be found in the table at the end of the Portfolio of Investments included in this Report.

The fixed-income securities of some issuers may not be denominated in the currency of the issuer's designated country. Therefore, the two columns above "Country Exposure as a Percentage of Total Net Assets" and "Currency Exposure as a Percentage of Total Net Assets'' may not be equal.

2 This column depicts the Fund's exposure to various countries through its investment in foreign fixed- income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's adviser may allocate the company to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.

3 This column depicts the Fund's exposure to various currencies through its investment in foreign fixed- income securities, currency derivative contracts, and foreign exchange contracts (which for purposes of this Report includes any currency options sold by the Fund and currency forward contracts).

4 Consists of non-U.S.-dollar-denominated fixed-income securities issued by an entity domiciled in the United States.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.

6 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts can be found in the table at the end of the Portfolio of Investments included in this report.

7 Represents less than 0.1%.

8 For purposes of the Country Exposure column: assets, other than investment in securities and derivative contracts, less liabilities. For purposes of the Currency Exposure column: assets, other than investment in securities, derivative contracts, currency derivative contracts, and foreign exchange contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

November 30, 2008

Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--98.9%
		AUSTRALIAN DOLLAR--0.4%
		State/Provincial-0.4%
650,000		New South Wales, State of, Local Gov't. Guarantee, Series 12RG, 6.00%, 5/1/2012	$444,154
		BRITISH POUND--7.6%
		Finance - Automotive--1.2%
1,000,000		GE Capital European Funding, Company Guarantee, Series EMTN, 4.625%, 1/18/2016	1,270,699
		Sovereign--6.4%
2,000,000		United Kingdom, Government of, 4.75%, 3/7/2020	3,268,717
1,000,000		United Kingdom, Government of, Bond, 4.00%, 9/7/2016	1,578,212
500,000	[1]	United Kingdom, Government of, Bond, 4.75%, 6/7/2010	800,446
745,000		United Kingdom, Government of, Bond, 4.75%, 9/7/2015	1,226,528
		TOTAL	6,873,903
		TOTAL BRITISH POUND	8,144,602
		CANADIAN DOLLAR--3.7%
		Sovereign--3.7%
3,000,000		Canada, Government of, 4.00%, 6/1/2017	2,544,766
1,700,000		Canada, Government of, Bond, 4.00%, 6/1/2016	1,440,160
		TOTAL CANADIAN DOLLAR	3,984,926
		DANISH KRONE--1.7%
		Mortgage Banks--0.7%
5,122,305		Realkredit Danmark A/S, Series 23D, 5.00%, 10/1/2035	827,122
		Sovereign--1.0%
5,700,000		Denmark, Government of, 5.00%, 11/15/2013	1,026,344
		TOTAL DANISH KRONE	1,853,466
Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		EURO--41.3%
		Banking--2.8%
500,000		Banco Popolare, Series EMTN, 4.531%, 2/12/2009	$635,386
1,500,000		Hypovereinsbank LUX, 6.486%, 12/18/2008	1,838,206
1,200,000		HSH Nordbank AG, Note, 7.4075%, 6/29/2049	525,267
		TOTAL	2,998,859
		Finance - Automotive--1.0%
900,000		Daimler North America Corp., Series EMTN, 5.75%, 6/18/2010	1,113,783
		Finance - Intermediaries--2.6%
2,200,000		Pacific Life Funding LLC, Series EMTN, 5.50%, 5/14/2009	2,787,123
		Sovereign--30.7%
2,200,000		Austria, Government of, 4.30%, 9/15/2017	2,899,810
1,200,000		Austria, Government of, Note, 3.80%, 10/20/2013	1,559,875
3,560,000		France, Government of, 4.75%, 4/25/2035	5,080,218
2,100,000		France, Government of, Bond, 5.50%, 10/25/2010	2,809,260
3,000,000		Germany, Government of, 3.75%, 1/4/2015	4,000,084
500,000		Germany, Government of, 3.75%, 1/4/2017	661,569
1,000,000		Germany, Government of, Bond, 3.25%, 7/4/2015	1,298,117
1,250,000		Germany, Government of, Bond, 4.75%, 7/4/2034	1,803,470
1,800,000		Italy, Government of, 4.25%, 8/1/2013	2,332,268
1,500,000		Italy, Government of, Bond, 4.25%, 2/1/2015	1,937,270
3,000,000		Italy, Government of, Sr. Unsub., 5.00%, 8/1/2034	3,781,572
3,500,000		Netherlands, Government of, 4.00%, 7/15/2018	4,558,080
		TOTAL	32,721,593
		Supranational--0.4%
310,000		Corp Andina De Fomento, Unsub., 6.375%, 6/18/2009	385,152
		Telecommunications & Cellular--3.8%
1,500,000		Deutsche Telekom AG, Company Guarantee, 6.625%, 7/11/2011	1,971,371
1,000,000		France Telecommunications, Sr. Unsub., 4.375%, 2/21/2012	1,263,699
700,000		Telecom Italia SpA, Series EMTN, 6.25%, 2/1/2012	840,938
		TOTAL	4,076,008
		TOTAL EURO	44,082,518
Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		JAPANESE YEN--41.2%
		Banking--17.0%
300,000,000		DePfa ACS Bank, Series EMTN, 1.65%, 12/20/2016	$2,070,486
400,000,000		European Investment Bank, 1.40%, 6/20/2017	3,991,627
300,000,000		KFW International Finance, Inc., 1.75%, 3/23/2010	3,156,357
355,000,000		OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010	3,735,209
500,000,000		Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., Series EMTN, 1.60%, 2/15/2011	5,214,024
		TOTAL	18,167,703
		Financial Intermediaries--1.2%
130,000,000		John Hancock Global Funding, Sr. Secd. Note, Series EMTN, 2.05%, 6/8/2010	1,290,476
		Sovereign--23.0%
100,000,000		Italy, Government of, Bond, 1.80%, 2/23/2010	1,045,421
300,000,000		Japan, Government of, 1.30%, 3/20/2014	3,206,379
500,000,000		Japan, Government of, 1.60%, 3/20/2016	5,456,923
105,000,000		Japan, Government of, 1.80%, 6/20/2017	1,152,411
324,500,000		Japan, Government of, 1.90%, 12/20/2023	3,374,596
215,000,000		Japan, Government of, Bond, 0.50%, 6/20/2013	2,215,141
255,000,000		Japan, Government of, Bond, 0.80%, 3/20/2013	2,664,637
320,000,000		Japan, Government of, Bond, 1.40%, 12/20/2015	3,449,727
185,000,000		Japan, Government of, Series INTL, 1.35%, 11/26/2013	1,937,805
		TOTAL	24,503,040
		TOTAL JAPANESE YEN	43,961,219
		SWEDISH KRONA--3.0%
		Sovereign--3.0%
16,100,000		Sweden, Government of, 4.50%, 8/12/2015	2,205,351
7,200,000		Sweden, Government of, Bond, 5.25%, 3/15/2011	949,756
		TOTAL SWEDISH KRONA	3,155,107
		TOTAL BONDS (IDENTIFIED COST $112,677,728)	105,625,992
Shares			Value in U.S. Dollars
		MUTUAL FUND--0.3%
343,139	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.35% (AT NET ASSET VALUE)	$343,139
		TOTAL INVESTMENTS--99.2% (IDENTIFIED COST $113,020,867) [4]	105,969,131
		OTHER ASSETS AND LIABILITIES - NET--0.8% [5]	810,115
		TOTAL NET ASSETS--100%	$106,779,246

At November 30, 2008, the Fund had the following outstanding futures contracts:

Description		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[6]	United Kingdom, Government of, Long Futures	15	$1,762,500	December 2008	$93,531

At November 30, 2008, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
12/30/2008	1,500,000 Euro	1,207,800 Pound Sterling	$(43,289)
12/30/2008	1,207,800 Pound Sterling	1,463,823 Euro	$ (2,642)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(45,931)

Net Unrealized Appreciation on Futures Contracts and Net Unrealized Depreciation on Foreign Exchange Contracts is included in "Other Assets and Liabilities - Net.

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

2 Affiliated company.

3 7-Day net yield.

4 The cost of investments for federal tax purposes amounts to $113,768,498.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

6 Non-income-producing security.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other FinanciaL Instruments	*
Level 1--Quoted Prices	$ 343,139	$93,531
Level 2--Other Significant Observable Inputs	105,625,992	(45,931)
Level 3--Significant Unobservable Inputs		--
TOTAL	$105,969,131	$47,600

* Other financial instruments include futures contracts and foreign exchange contracts.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2008

Assets:
Total investments in securities, at value including $343,139 of investments in an affiliated issuer (Note 5) (identified cost $113,020,867)		$105,969,131
Cash denominated in foreign currency (identified cost $13,062)		13,069
Income receivable		1,568,919
Receivable for shares sold		766,589
Receivable for daily variation margin		3,423
TOTAL ASSETS		108,321,131
Liabilities:
Payable for shares redeemed	$1,378,135
Payable for foreign exchange contracts	45,931
Payable for Directors'/Trustees' fees	100
Payable for distribution services fee (Note 5)	22,782
Payable for shareholder services fee (Note 5)	18,695
Accrued expenses	76,242
TOTAL LIABILITIES		1,541,885
Net assets for 9,808,797 shares outstanding		$106,779,246
Net Assets Consist of:
Paid-in capital		$113,182,937
Net unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		(7,161,777)
Accumulated net realized loss on investments and foreign currency transactions		(3,779,163)
Undistributed net investment income		4,537,249
TOTAL NET ASSETS		$106,779,246
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($73,468,489 ÷ 6,687,680 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$10.99
Offering price per share (100/95.50 of $10.99) [1]		$11.51
Redemption proceeds per share		$10.99
Class B Shares:
Net asset value per share ($13,455,943 ÷ 1,257,098 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$10.70
Offering price per share		$10.70
Redemption proceeds per share (94.50/100 of $10.70) [1]		$10.11
Class C Shares:
Net asset value per share ($19,854,814 ÷ 1,864,019 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$10.65
Offering price per share		$10.65
Redemption proceeds per share (99.00/100 of $10.65) [1]		$10.54

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2008

Investment Income:
Interest			$3,560,524
Dividends received from an affiliated issuer (Note 5)			28,472
TOTAL INCOME			3,588,996
Expenses:
Investment adviser fee (Note 5)		$882,922
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		42,623
Transfer and dividend disbursing agent fees and expenses		155,926
Directors'/Trustees' fees		6,623
Auditing fees		28,000
Legal fees		18,400
Portfolio accounting fees		63,549
Distribution services fee--Class A Shares (Note 5)		201,469
Distribution services fee--Class B Shares (Note 5)		99,732
Distribution services fee--Class C Shares (Note 5)		178,781
Shareholder services fee--Class A Shares (Note 5)		175,237
Shareholder services fee--Class B Shares (Note 5)		33,244
Shareholder services fee--Class C Shares (Note 5)		58,035
Account administration fee--Class A Shares		1,419
Share registration costs		40,174
Printing and postage		34,279
Insurance premiums		3,185
Taxes		55
Miscellaneous		5,151
TOTAL EXPENSES		2,258,804
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(731,413)
Waiver of administrative personnel and services fee	(43,822)
Waiver of distribution services fee--Class A Shares	(163,079)
Waiver of distribution services fee--Class B Shares	(240)
TOTAL WAIVERS AND REIMBURSEMENT		(938,554)
Net expenses			1,320,250
Net investment income			2,268,746
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions			2,646,297
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(7,693,932)
Net change in unrealized appreciation of futures contracts			93,531
Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(4,954,104)
Change in net assets resulting from operations			$(2,685,358)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,268,746	$2,275,108
Net realized gain on investments and foreign currency transactions	2,646,297	400,758
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(7,600,401)	2,517,292
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,685,358)	5,193,158
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,765,714)	(1,783,952)
Class B Shares	(380,248)	(85,000)
Class C Shares	(1,149,163)	(237,900)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,295,125)	(2,106,852)
Share Transactions:
Proceeds from sale of shares	65,273,446	44,965,037
Net asset value of shares issued to shareholders in payment of distributions declared	3,584,108	1,123,464
Cost of shares redeemed	(61,081,272)	(104,357,942)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,776,282	(58,269,441)
Change in net assets	(204,201)	(55,183,135)
Net Assets:
Beginning of period	106,983,447	162,166,582
End of period (including undistributed net investment income of $4,537,249 and $5,226,874, respectively)	$106,779,246	$106,983,447

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2008

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes" on December 1, 2007. As of and during the year ended November 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2008, the Fund had no net realized gain/loss on futures contracts.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2008		2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,162,621	$47,924,825	3,507,768	$37,952,038
Shares issued to shareholders in payment of distributions declared	227,281	2,477,368	84,631	910,630
Shares redeemed	(3,988,663)	(45,418,359)	(8,054,568)	(86,546,145)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	401,239	$4,983,834	(4,462,169)	$(47,683,477)

Year Ended November 30	2008		2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	991,686	$11,513,006	95,349	$1,034,299
Shares issued to shareholders in payment of distributions declared	27,517	294,155	6,351	67,129
Shares redeemed	(501,685)	(5,560,790)	(425,914)	(4,473,109)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	517,518	$6,246,371	(324,214)	$(3,371,681)

Year Ended November 30	2008		2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	518,262	$5,835,615	564,538	$5,978,700
Shares issued to shareholders in payment of distributions declared	76,371	812,585	13,850	145,705
Shares redeemed	(909,741)	(10,102,123)	(1,285,997)	(13,338,688)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(315,108)	$(3,453,923)	(707,609)	$(7,214,283)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	603,649	$7,776,282	(5,493,992)	$(58,269,441)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, capital loss carryover expiration and discount accretion/premium amortization on debt securities.

For the year ended November 30, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(379,152)	$2,336,754	$(1,957,602)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2008 and 2007, was as follows:

	2008	2007
Ordinary income [1]	$5,295,125	$2,106,852

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$4,510,607
Net unrealized depreciation	$(7,863,475)
Capital loss carryforwards	$(3,050,823)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At November 30, 2008, the cost of investments for federal tax purposes was $113,768,498. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and from futures contracts was $7,799,367. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,327,770 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,127,137.

At November 30, 2008, the Fund had a capital loss carryforward of $3,050,823 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,210,965
2010	$ 171,598
2014	$ 925,988
2015	$ 539,014
2016	$ 203,258

Capital loss carryforwards of $379,152 expired during the year ended November 30, 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2008, the Adviser voluntarily waived $730,691 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2008, the net fee paid to FAS was 0.158% of average daily net assets of the Fund. FAS waived $43,822 of its fee. The Fund currently accrues the minimum administrative fee; therefore the fee as a percentage of average aggregate daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2008, FSC voluntarily waived $163,319 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2008, FSC retained $69,569 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2008, FSC retained $13,093 in sales charges from the sale of Class A Shares. FSC also retained $1,763 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $7,577 of Service Fees for the year ended November 30, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.71% and 1.71%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2008, the Adviser reimbursed $722. Transactions with the affiliated company during the year ended November 30, 2008, were as follows:

Affiliate	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	546,007	41,779,280	41,982,148	343,139	$343,139	$28,472

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2008, were as follows:

Purchases	$90,829,721
Sales	$81,890,504

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2008, the diversification of countries was as follows:

Country	Percentage of Net Assets
Japan	20.2%
Austria	12.6%
Germany	11.2%
Italy	9.9%
France	9.6%
United Kingdom	6.4%
Netherlands	4.8%
United States	4.3%
Supranational	4.1%
Canada	3.7%
Ireland	3.1%
Sweden	3.0%
Cayman Islands	2.6%
Luxembourg	2.2%
Denmark	0.8%
Australia	0.4%

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2008, there were no outstanding loans. During the year ended November 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2008, there were no outstanding loans. During the year ended November 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED INTERNATIONAL SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated International Bond Fund (the "Fund"), one of the portfolios constituting Federated International Series, Inc., including the portfolio of investments, as of November 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Bond Fund, a portfolio of Federated International Series, Inc., at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 16, 2009

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Corporation comprised two portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: March 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 DIRECTOR Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: January 2000	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: March 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: March 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc., Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: January 2003	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Ihab Salib Birth Date: December 14, 1964 VICE PRESIDENT Began serving: May 2006	Principal Occupations: Ihab Salib has been the Fund's Portfolio Manager since 2002. He is Vice President of the Corporation. Mr. Salib joined Federated in April 1999 as a Senior Fixed-Income Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's Adviser and in January 2007 he was named a Senior Vice President of the Fund's Adviser. He has served as a Portfolio Manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED INTERNATIONAL BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated International Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420G408
Cusip 31420G507
Cusip 31420G606

3010401 (1/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International
Equity Fund

Established 1984

A Portfolio of Federated International Series, Inc.

ANNUAL SHAREHOLDER REPORT

November 30, 2008

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2008	2007		2006		2005		2004
Net Asset Value, Beginning of Period	$25.75	$22.36		$18.10		$16.97		$14.51
Income From Investment Operations:
Net investment income (loss)	0.02 [1]	0.13	[1]	(0.04	) [1]	0.07	[1]	(0.03	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(13.04)	3.22		4.30		1.06		2.50
TOTAL FROM INVESTMENT OPERATIONS	(13.02)	3.35		4.26		1.13		2.47
Less Distributions:
Distributions from net investment income	(0.05)	--		--		--		(0.01)
Redemption Fees	0.00 [2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]
Regulatory Settlement Proceeds	0.00 [2]	0.04	[3]	--		--		--
Net Asset Value, End of Period	$12.68	$25.75		$22.36		$18.10		$16.97
Total Return [4]	(50.66)%	15.16	% [3]	23.54%		6.66	% [5]	17.02	% [6]

Ratios to Average Net Assets:
Net expenses	1.87%	1.73%		1.73%		1.71	% [7]	1.82	% [7]
Net investment income (loss)	0.07%	0.52%		(0.20)%		0.42%		(0.19)%
Expense waiver/reimbursement [8]	0.03%	0.00	% [9]	0.00	% [9]	0.05%		0.00	% [9]
Supplemental Data:
Net assets, end of period (000 omitted)	$83,122	$188,119		$197,189		$194,192		$219,439
Portfolio turnover	187%	110%		79%		113%		74%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.18% on the total return. (See Notes to Financial Statements, Note 10.)

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

5 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.06% on the total return.

6 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.71% and 1.82% for the years ended November 30, 2005 and 2004, respectively, after taking into account these expense reductions.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$22.87		$20.02		$16.33		$15.44		$13.30
Income From Investment Operations:
Net investment loss	(0.14	) [1]	(0.06	) [1]	(0.18	) [1]	(0.06	) [1]	(0.14	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(11.54)		2.87		3.87		0.95		2.28
TOTAL FROM INVESTMENT OPERATIONS	(11.68)		2.81		3.69		0.89		2.14
Redemption Fees	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]
Regulatory Settlement Proceeds	0.01	[3]	0.04	[3]	--		--		--
Net Asset Value, End of Period	$11.20		$22.87		$20.02		$16.33		$15.44
Total Return [4]	(51.03	)% [3]	14.24	% [3]	22.60%		5.76%		16.09%

Ratios to Average Net Assets:
Net expenses	2.63%		2.50%		2.49%		2.52	% [5]	2.57	% [5]
Net investment loss	(0.72)%		(0.26)%		(0.95)%		(0.39)%		(0.95)%
Expense waiver/reimbursement [6]	0.03%		0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,088		$25,970		$32,784		$34,732		$39,549
Portfolio turnover	187%		110%		79%		113%		74%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 During the years ended November 30, 2008 and 2007, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.01% and 0.20%, respectively, on the total return. (See Notes to Financial Statements, Note 10.)

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.52% and 2.57% for the years ended November 30, 2005 and 2004, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment loss ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$22.55		$19.74		$16.10		$15.24		$13.12
Income From Investment Operations:
Net investment loss	(0.13	) [1]	(0.06	) [1]	(0.18	) [1]	(0.06	) [1]	(0.13	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(11.37)		2.83		3.82		0.92		2.25
TOTAL FROM INVESTMENT OPERATIONS	(11.50)		2.77		3.64		0.86		2.12
Redemption Fees	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]
Regulatory Settlement Proceeds	0.00	[2]	0.04	[3]	--		--		--
Net Asset Value, End of Period	$11.05		$22.55		$19.74		$16.10		$15.24
Total Return [4]	(51.00)%		14.24	% [3]	22.61%		5.64%		16.16%

Ratios to Average Net Assets:
Net expenses	2.63%		2.50%		2.49%		2.52	% [5]	2.57	% [5]
Net investment loss	(0.69)%		(0.27)%		(0.96)%		(0.38)%		(0.98)%
Expense waiver/reimbursement [6]	0.03%		0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,632		$63,440		$65,796		$58,892		$64,211
Portfolio turnover	187%		110%		79%		113%		74%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.20% on the total return. (See Notes to Financial Statements, Note 10.)

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.52% and 2.57% for the years ended November 30, 2005 and 2004, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment loss ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption fees; and (2) ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments or redemption fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 520.30	$ 7.30
Class B Shares	$1,000	$ 518.50	$10.10
Class C Shares	$1,000	$ 518.80	$10.14
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.40	$ 9.67
Class B Shares	$1,000	$1,011.70	$13.38
Class C Shares	$1,000	$1,011.65	$13.43

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.92%
Class B Shares	2.66%
Class C Shares	2.67%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the fiscal year ended November 30, 2008 was (50.66)% for the Class A Shares, (51.03)% for the Class B Shares and (51.00)% for the Class C Shares. The total return of the Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (MSCI EAFE GI), 1 was (47.28)% for the same period. The fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the index.

The following discussion will focus on the performance of the fund's Class A Shares.

MARKET OVERVIEW

During the reporting period, market confidence was severely shaken by bank failures in the United States and Europe, as the global financial system suffered a severe credit crisis. The U.S. government intervened to save failing institutions including Citigroup, AIG, Freddie Mac and Fannie Mae. Further, the U.S. government took significant equity stakes in Goldman Sachs, Morgan Stanley, JPMorgan, Bank of America and a number of regional banks. The contagion also spread across the Atlantic, where European governments were forced to save failing institutions including Fortis, Dexia, Bradford & Bingley, Glitnir, Landsbanki, Kaupthing and Hypo Real Estate. European governments also took significant equity stakes in key financial institutions including Royal Bank of Scotland, Lloyds, HBOS, UBS, Credit Suisse, Credit Agricole, BNP Paribas and Societe Generale. Despite unprecedented stimulus from Central Banks around the world, global markets continued to experience high levels of risk and volatility through the end of the reporting period. 2

1 MSCI EAFE Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East. Investments cannot be made directly in an index.

2 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries and currency risks and political risks are accentuated in emerging markets.

Over the course of the reporting period, investors became increasingly concerned about the possibility of a protracted global recession, as economic data continued to deteriorate. These fears, along with weakened demand in the developed world, effectively reversed a commodity surge. After climbing to record levels in the first half of the year, commodities hit an inflection point in early July and subsequently fell precipitously. These price declines eased concerns over inflation, thus allowing the world's central banks to support financial markets by providing liquidity to the system.

At the same time, the turnaround in commodity prices mirrored the reversal of the U.S. dollar. After plunging to record lows in the first half of the year, the dollar rebounded strongly against all major foreign currencies except the Japanese yen, which benefited from a flight to safety.

By region, the theory of economic decoupling quickly faded as emerging markets were hit hard by falling commodity prices. The MSCI Emerging Market Growth Index 3 returned (59.37)% during the reporting period. From a developed market perspective, U.S. growth stocks benefited from the proactive response of the Federal Reserve and Treasury Department, and outperformed their Japanese and European counterparts. The MSCI USA Growth Index 4 was down (39.86)%, while the MSCI Japan Growth Index 4 slid (42.14)% and the MSCI Europe Growth Index fell (47.49)%. 5

FUND PERFORMANCE

The fund benefited from strong stock selection in the United Kingdom, Israel and Australia. The fund's overweight position and strong stock selection in Health Care, as well as stock selection in Consumer Staples both benefited the Fund's relative performance.

Individual stocks that contributed most significantly to the fund's performance (all total returns in U.S. dollars) included: St George Bank Ltd. , an Australian bank that was acquired in May by rival firm Westpac Banking, which gained 32.53% during the reporting period; Sun Pharmaceuticals Ltd. , an Indian pharmaceutical firm that produces drugs for diabetes, cardiology, neurology, psychiatry and gastroenterology, which gained 40.96% during the reporting period; and Elan plc , an Irish specialty pharmaceutical company, which rose 24.70% during the reporting period. The fund benefited by avoiding or maintaining underweight positions in Nokia Oyj, Mitsubishi UFJ Financial and Anglo American.

3 MSCI Emerging Markets Growth Index is designed to measure performance of growth stocks in 25 global emerging market countries. Investments cannot be made directly in an index.

4 Country Indices--to construct a country index, every listed security in the market is identified. Securities are free float adjusted, classified in accordance with the Global Industry Classification Standard (GICS®) and screened by size, liquidity and minimum free float.

5 MSCI Europe is an unmanaged market-capitalization-weighted equity index comprising 16 European nations. Each MSCI Country Index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

Stock selection in Japan, Germany and Norway adversely affected the fund's performance. On a sector basis, relative underperformance resulted from stock selection in Materials, Consumer Discretionary and Industrials.

Stocks that most significantly detracted from performance included: China Cosco Holdings Ltd., a Chinese shipping firm, which fell 82.50% during the reporting period, Yara International ASA, a Norwegian fertilizer producer, which fell 77.28% during the reporting period, and ABB Ltd., a Swiss industrial firm that provides power and automation technologies, which was down 62.55% for the reporting period.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Equity Fund (Class A Shares) (the "Fund") from November 30, 1998 to November 30, 2008 compared to the Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (MSCI-EAFE GI). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2008
1 Year	(53.38)%
5 Years	(3.70)%
10 Years	(2.16)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge= $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE GI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE GI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Equity Fund (Class B Shares) (the "Fund") from November 30, 1998 to November 30, 2008 compared to the Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (MSCI-EAFE GI). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2008
1 Year	(53.72)%
5 Years	(3.77)%
10 Years	(2.22)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE GI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE GI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Equity Fund (Class C Shares) (the "Fund") from November 30, 1998 to November 30, 2008 compared to the Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (MSCI-EAFE GI). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2008
1 Year	(51.49)%
5 Years	(3.38)%
10 Years	(2.34)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE GI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE GI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2008, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Asset
United Kingdom	19.4%
Switzerland	15.6%
Japan	11.3%
Canada	8.8%
Spain	6.8%
Germany	3.8%
France	3.3%
Netherlands	3.3%
Australia	3.3%
Taiwan	3.2%
China	3.1%
Israel	2.6%
Hong Kong	2.0%
United States	1.9%
Brazil	1.9%
Ireland	1.1%
Cayman Islands	1.0%
Norway	1.0%
Other Securities [2]	4.1%
Securities Lending Collateral [3]	4.8%
Cash Equivalents [4]	1.8%
Derivative Contracts [5,6]	(0.0)%
Other Assets and Liabilities--Net [7]	(4.1)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Other Securities include an Exchange-Traded Fund.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).

5 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

6 Represents less than 0.1%.

7 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

At November 30, 2008, the Fund's sector classification composition 8 was as follows:

Sector Classification	Percentage of Total Net Assets
Health Care	17.7%
Consumer Staples	13.7%
Industrials	13.5%
Information Technology	10.2%
Consumer Discretionary	10.2%
Materials	7.6%
Financials	6.3%
Telecommunication Services	6.0%
Energy	4.7%
Utilities	3.5%
Other Securities [2]	4.1%
Securities Lending Collateral [3]	4.8%
Cash Equivalents [4]	1.8%
Derivative Contracts [5,6]	(0.0)%
Other Assets and Liabilities--Net [7]	(4.1)%
TOTAL	100.0%

8 Except for Other Securities, Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

November 30, 2008

Shares			Value in U.S. Dollars
		COMMON STOCKS--91.5%
		Australia--3.3%
94,900		BHP Billiton Ltd.	$1,904,854
76,900		CSL Ltd.	1,768,351
		TOTAL	3,673,205
		Canada--8.8%
82,000	[1]	Gildan Activewear, Inc.	1,397,280
97,200		Nexen, Inc.	2,005,015
27,800		Potash Corp. of Saskatchewan, Inc.	1,713,592
33,200	[1]	Research in Motion Ltd.	1,410,004
44,600		Shoppers Drug Mart Corp.	1,603,320
178,900		Talisman Energy, Inc.	1,795,946
		TOTAL	9,925,157
		Cayman Islands--1.0%
8,700	[1]	Baidu.com, Inc., ADR	1,182,156
		China--3.1%
2,385,000		China COSCO Holdings Co. Ltd., Class H	1,283,686
1,621,000	[1]	China Railway Construction Corp.	2,199,513
		TOTAL	3,483,199
		France--3.3%
39,100		Groupe Danone	2,253,196
25,500		Nexans SA	1,504,161
		TOTAL	3,757,357
		Germany, Federal Republic of--3.8%
67,200		E.On AG	2,368,864
74,000	[1]	SGL Carbon AG	1,938,609
		TOTAL	4,307,473
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Hong Kong--2.0%
		Hong Kong Exchanges & Clearing Ltd.	$963,530
163,000		Sun Hung Kai Properties	1,279,275
		TOTAL	2,242,805
		Ireland--1.1%
59,100	[1]	ICON PLC, ADR	1,252,329
		Israel--2.6%
68,200	[2]	Teva Pharmaceutical Industries Ltd., ADR	2,942,830
		Japan--11.3%
8,900		Keyence Corp.	1,481,022
140,600		Komatsu Ltd.	1,726,485
107,000		Panasonic Corp.	1,284,450
68,700		Shimano, Inc.	2,541,812
353		Sumitomo Mitsui Financial Group, Inc.	1,295,233
50,600		Terumo Corp.	2,350,333
39,500		Yamada Denki	2,050,676
		TOTAL	12,730,011
		Netherlands--3.3%
119,300		Koninklijke KPN NV	1,649,357
126,240	[1,2]	Qiagen NV	2,036,251
		TOTAL	3,685,608
		Norway--1.0%
69,900		Yara International ASA	1,164,193
		Spain--6.8%
135,900		Banco Santander Central Hispano, SA	1,117,351
33,975	[1]	Banco Santander, SA	277,454
85,500		Enagas	1,589,352
81,300	[2]	Indra Sistemas SA	1,662,270
147,000		Telefonica SA	2,984,254
		TOTAL	7,630,681
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Switzerland--15.6%
145,700		ABB Ltd.	$1,882,861
110,000		Compagnie Financiere Richemont SA, Class A	1,922,076
129,000		Nestle SA	4,666,839
42,400		Novartis AG, ADR	1,989,408
28,300		Roche Holding AG	3,979,498
17,800		Syngenta AG	3,166,516
		TOTAL	17,607,198
		Taiwan, Province of China--3.2%
202,200		HTC Corp.	2,013,825
222,200		Taiwan Semiconductor Manufacturing Co., ADR	1,588,730
		TOTAL	3,602,555
		United Kingdom--19.4%
177,972		Amec PLC	1,448,811
42,000	[2]	AstraZeneca PLC, ADR	1,584,660
146,900	[1]	Autonomy Corp. PLC	2,121,012
136,700		Diageo PLC	1,918,975
110,000		Imperial Tobacco Group PLC	2,752,245
54,400		Reckitt Benckiser PLC	2,313,023
274,200		Reed Elsevier PLC	2,284,184
26,200		Rio Tinto PLC	654,080
471,000		Serco Group PLC	2,898,062
152,600		Shire Ltd.	2,114,958
140,300		Smiths Group PLC	1,816,873
		TOTAL	21,906,883
		United States--1.9%
157,900	[1]	Turkcell Iletisim Hizmetleri A.S., ADR	2,175,862
		TOTAL COMMON STOCKS (IDENTIFIED COST $154,885,448)	103,269,502
Shares			Value in U.S. Dollars
		PREFERRED STOCK--1.9%
		Brazil--1.9%
184,300		Banco Itau Holding Financeira PN, Pfd. R$0.144 Annual Dividend (IDENTIFIED COST $2,771,280)	$2,131,478
		EXCHANGE-TRADED FUND--4.1%
533,000		iShares MSCI Japan (IDENTIFIED COST $4,519,725)	4,615,780
		MUTUAL FUND--6.6%
7,401,831	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 2.35% (AT NET ASSET VALUE)	7,401,831
		TOTAL INVESTMENTS--104.1% (IDENTIFIED COST $169,578,284) [6]	117,418,591
		OTHER ASSETS AND LIABILITIES - NET--(4.1)% [7]	(4,576,754)
		TOTAL NET ASSETS--100%	$112,841,837

At November 30, 2008, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contract Sold:
12/1/2008	396,757 Pound Sterling	$609,657	$611,324	$(1,667)

Unrealized Depreciation on Foreign Exchange Contracts is included in "Other Assets and Liabilities - Net."

1 Non-income-producing security.

2 All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 7-Day net yield.

5 All or a portion of this security is held as collateral for securities lending.

6 The cost for federal tax purposes amounts to $169,832,895.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices	$ 39,103,927	--
Level 2--Other Significant Observable Inputs	78,314,664	$(1,667)
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$117,418,591	$(1,667)

* Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2008

Assets:
Total investments in securities, at value including $7,401,831 of investments in an affiliated issuer (Note 5) and $5,257,635 of securities loaned (identified cost $169,578,284)		$117,418,591
Cash		4,499
Cash denominated in foreign currencies (identified cost $438,767)		413,433
Income receivable		373,300
Receivable for investments sold		611,324
Receivable for shares sold		30,816
TOTAL ASSETS		118,851,963
Liabilities:
Payable for investments purchased	$194,175
Payable for shares redeemed	152,052
Payable for collateral due to broker for securities loaned	5,416,399
Payable for foreign exchange contracts	1,667
Payable for Directors'/Trustees' fees	727
Payable for distribution services fee (Note 5)	18,413
Payable for shareholder services fee (Note 5)	24,006
Accrued expenses	202,687
TOTAL LIABILITIES		6,010,126
Net assets for 9,237,452 shares outstanding		$112,841,837
Net Assets Consist of:
Paid-in capital		$282,180,642
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(52,163,790)
Accumulated net realized loss on investments and foreign currency transactions		(117,175,015)
TOTAL NET ASSETS		$112,841,837
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($83,122,131 ÷ 6,554,197 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$12.68
Offering price per share (100/94.50 of $12.68) [1]		$13.42
Redemption proceeds per share (98.00/100 of $12.68) [1]		$12.43
Class B Shares:
Net asset value per share ($6,087,892 ÷ 543,663 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$11.20
Offering price per share		$11.20
Redemption proceeds per share (92.50/100 of $11.20) [1]		$10.36
Class C Shares:
Net asset value per share ($23,631,814 ÷ 2,139,592 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$11.05
Offering price per share		$11.05
Redemption proceeds per share (97.00/100 of $11.05) [1]		$10.72

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2008

Investment Income:
Dividends (including $101,034 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $374,481)			$3,737,844
Interest (including income on securities loaned of $134,827)			219,554
TOTAL INCOME			3,957,398
Expenses:
Investment adviser fee (Note 5)		$2,038,340
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		147,563
Transfer and dividend disbursing agent fees and expenses		661,204
Directors'/Trustees' fees		8,579
Auditing fees		28,000
Legal fees		15,108
Portfolio accounting fees		77,264
Distribution services fee--Class B Shares (Note 5)		126,661
Distribution services fee--Class C Shares (Note 5)		343,383
Shareholder services fee--Class A Shares (Note 5)		323,388
Shareholder services fee--Class B Shares (Note 5)		42,221
Shareholder services fee--Class C Shares (Note 5)		111,913
Account administration fee--Class A Shares		12,325
Account administration fee--Class C Shares		1,262
Share registration costs		54,623
Printing and postage		62,203
Insurance premiums		3,573
Taxes		17,524
Miscellaneous		41,414
TOTAL EXPENSES		4,346,548
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(9,870)
Waiver of administrative personnel and services fee	(43,043)
TOTAL WAIVERS AND REIMBURSEMENT		(52,913)
Net expenses			4,293,635
Net investment income (loss)			(336,237)
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(33,458,587)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(89,889,579)
Net realized and unrealized loss on investments and foreign currency transactions			(123,348,166)
Change in net assets resulting from operations			$(123,684,403)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(336,237)	$766,471
Net realized gain (loss) on investments and foreign currency transactions	(33,458,587)	52,613,482
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(89,889,579)	(13,502,189)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(123,684,403)	39,877,764
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(345,548)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(345,548)	--
Share Transactions:
Proceeds from sale of shares	45,225,683	66,317,409
Net asset value of shares issued to shareholders in payment of distributions declared	284,276	--
Cost of shares redeemed	(86,219,060)	(124,915,421)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(40,709,101)	(58,598,012)
Redemption Fees	4,335	10,429
Regulatory Settlement Proceeds:
Net increase from regulatory settlement proceeds (Note 10)	47,512	469,510
Change in net assets	(164,687,205)	(18,240,309)
Net Assets:
Beginning of period	277,529,042	295,769,351
End of period (including undistributed net investment income of $0 and $344,991, respectively)	$112,841,837	$277,529,042

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2008

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the year ended November 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Withholding taxes, and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$5,257,635	$5,416,399

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2008		2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,789,675	$33,829,403	1,834,675	$44,321,068
Shares issued to shareholders in payment of distributions declared	11,385	284,276	--	--
Shares redeemed	(2,552,070)	(52,013,526)	(3,347,540)	(81,141,514)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(751,010)	$(17,899,847)	(1,512,865)	$(36,820,446)

Year Ended November 30	2008		2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	46,329	$906,162	164,935	$3,558,143
Shares redeemed	(638,109)	(11,471,115)	(667,257)	(14,433,048)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(591,780)	$(10,564,953)	(502,322)	$(10,874,905)

Year Ended November 30	2008		2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	567,482	$10,490,118	867,986	$18,438,198
Shares redeemed	(1,240,622)	(22,734,419)	(1,388,429)	(29,340,859)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(673,140)	$(12,244,301)	(520,443)	$(10,902,661)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,015,930)	$(40,709,101)	(2,535,630)	$(58,598,012)

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the year ended November 30, 2008, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $3,002, $359 and $974, respectively. For the year ended November 30, 2007, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $7,052, $1,035 and $2,342, respectively.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, regulatory settlement proceeds and net operating loss.

For the year ended November 30, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Loss)
$(1,607,183)	$336,794	$1,270,389

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$345,548	--

As of November 30, 2008, the components of distributable earnings on a tax basis were as follows:

Net unrealized depreciation	$(52,418,403)
Capital loss carryforwards	$(116,920,402)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At November 30, 2008, the cost of investments for federal tax purposes was $169,832,895. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $52,414,304. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $992,807 and net unrealized depreciation from investments for those securities having an excess of cost over value of $53,407,111.

At November 30, 2008, the Fund had a capital loss carryforward of $116,920,402 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,998,940
2010	$75,752,226
2011	$ 7,105,338
2016	$32,063,898

As a result of the tax-free transfer of assets from Federated Global Equity Fund certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2008, the Adviser voluntarily waived $3,790 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2008, the net fee paid to FAS was 0.092% of average daily net assets of the Fund. FAS waived $43,043 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2008, FSC retained $5,433 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2008, FSC retained $3,897 in sales charges from the sale of Class A Shares. FSC also retained $476 of contingent deferred sales charges relating to redemptions of Class A Shares and $1,550 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $4,442 of Service Fees for the year ended November 30, 2008. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2008, FSSC received $8,821 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2008, the Adviser reimbursed $6,080. Transactions with the affiliated company during the year ended November 30, 2008 were as follows:

Affiliate	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	1,525,771	251,358,412	245,482,352	7,401,831	$7,401,831	$101,034

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2008, were as follows:

Purchases	$380,249,974
Sales	$423,001,294

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2008, the diversification of countries was as follows:

Country	Percentage of Net Assets
United Kingdom	19.4%
Switzerland	15.6%
Japan	11.3%
Canada	8.8%
Spain	6.8%
Germany	3.8%
France	3.3%
Netherlands	3.3%
Australia	3.3%
Taiwan	3.2%
China	3.1%
Israel	2.6%
Hong Kong	2.0%
United States	1.9%
Brazil	1.9%
Ireland	1.1%
Cayman Islands	1.0%
Norway	1.0%

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2008, there were no outstanding loans. During the year ended November 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2008, there were no outstanding loans. During the year ended November 30, 2008, the program was not utilized.

10. REGULATORY SETTLEMENT PROCEEDS

During the years ended November 30, 2008 and 2007, the Fund received $47,512 and $469,510, respectively, from unaffiliated third parties in settlement of administrative proceedings involving findings by the SEC of market timing and/or late trading of mutual funds. The settlements are recorded as an increase to paid-in capital.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

13. FEDERAL TAX INFORMATION (UNAUDITED)

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2008, 99.84% qualify for the dividend received deduction available to corporate shareholders.

To the extent the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits for foreign taxes paid.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED INTERNATIONAL SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL EQUITY FUND:

We have audited the accompanying statement of assets and liabilities of Federated International Equity Fund (the "Fund"), one of the portfolios constituting Federated International Series, Inc., including the portfolio of investments, as of November 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Equity Fund, a portfolio of Federated International Series, Inc., at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 16, 2009

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Corporation comprised two portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: March 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested'' status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 DIRECTOR Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: January 2000	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: March 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: March 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: January 2003	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Ihab Salib Birth Date: December 14, 1964 VICE PRESIDENT Began serving: May 2006	Principal Occupations: Ihab Salib is Vice President of the Corporation. Mr. Salib joined Federated in April 1999 as a Senior Fixed-Income Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's Adviser and in January 2007 he was named a Senior Vice President of the Fund's Adviser. He has served as a Portfolio Manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED INTERNATIONAL EQUITY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated International Equity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420G101
Cusip 31420G200
Cusip 31420G309

G00267-01 (1/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Thomas G. Bigley, Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $56,200

Fiscal year ended 2007 - $53,000

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $29,180 respectively.  Fiscal year ended 2007- Service fee for analysis of potential Passive Foreign Investment Company holdings and discussion on accounting related to swaps.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2008 - $148,071

Fiscal year ended 2007 - $208,210

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated International Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	January 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	January 21, 2009